Earnings (Loss) Per Share (Details Narrative) - shares		3 Months Ended	12 Months Ended
	Mar. 03, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued	7,349,896		461,911	143,557
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	7,349,896	7,349,896
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,116,820